Private Placement Warrants (Details) - USD ($)	9 Months Ended	12 Months Ended
	Sep. 30, 2022	Dec. 31, 2021
Private Placement Warrants [Member]
Private Placement Warrants (Details) [Line Items]
Purchase of warrants (in Shares)	6,266,667	6,266,667
Warrant price per share	$ 1.5	$ 1.5
Aggregate purchase price (in Dollars)	$ 9,400,000	$ 9,400,000
Common Class A [Member]
Private Placement Warrants (Details) [Line Items]
Warrant price per share	$ 11.5	$ 11.5